N-2	Dec. 15, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001487428
Amendment Flag	true
Amendment Description	The Current Report on Form 8-K filed on December 15, 2025 (the “Original Form 8-K”) by Horizon Technology Finance Corporation, had an incorrect hyperlink for Exhibit 4.1. This Amendment No. 1 to the Original Form 8-K is filed solely to correct the incorrect hyperlink included in the Original Form 8-K. No other changes have been made to the Original Form 8-K and this Amendment No. 1 should be read in conjunction with the Original Form 8-K.
Securities Act File Number	814-00802
Document Type	8-K/A
Entity Registrant Name	HORIZON TECHNOLOGY FINANCE CORPORATION
Entity Address, Address Line One	312 Farmington Avenue
Entity Address, City or Town	Farmington
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06032
City Area Code	(860)
Local Phone Number	676-8654
Entity Emerging Growth Company	false
General Description of Registrant [Abstract]
Entity Tax Identification Number	27-2114934
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

On December 15, 2025, in connection with a previously announced public offering, Horizon Technology Finance Corporation (the “Company”) and U.S. Bank National Association, as trustee (the “Trustee”), entered into a Fifth Supplemental Indenture (the “Fifth Supplemental Indenture”) to the Indenture, dated March 23, 2012, between the Company and the Trustee (together with the Fifth Supplemental Indenture, the “Indenture”). The Fifth Supplemental Indenture relates to the Company’s issuance, offer and sale of $57.5 million in aggregate principal amount of its 7.00% Notes due 2028 (the “Notes”).

Long Term Debt, Principal	$ 57,500,000
Long Term Debt, Structuring [Text Block]	The Notes will mature on December 15, 2028, unless previously redeemed or repurchased in accordance with their terms. The interest rate of the Notes is 7.00% per year and will be paid semiannually in arrears on June 15 and December 15 of each year, commencing June 15, 2026. The Notes are the Company’s direct unsecured obligations and rank pari passu with the Company’s current and future unsecured, unsubordinated indebtedness, including the Company’s 4.875% Notes due 2026, our 6.25% notes due 2027, our 5.50% convertible notes due 2030 and our 7.125% convertible notes due 2031; senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the Notes; effectively subordinated to all of the Company’s existing and future secured indebtedness (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s subsidiaries, financing vehicles or similar facilities, including debt outstanding under our credit facilities.
Long Term Debt, Dividends and Covenants [Text Block]	The Indenture contains certain covenants, including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended (the “1940 Act”), or any successor provisions, to comply with Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act, or any successor provisions, whether or not the Company continues to be subject to such provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to the Company by the Securities and Exchange Commission (the “SEC”) and certain other exceptions, and to provide financial information to the holders of the Notes and the Trustee if the Company should no longer be subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are set forth in the Indenture.
Document Period End Date	Dec. 15, 2025
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, par value $0.001 per share
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HRZN
Security Exchange Name	NASDAQ
4.875% Notes due 2026
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Title of 12(b) Security	4.875% Notes due 2026
Trading Symbol	HTFB
Security Exchange Name	NYSE
6.25% Notes due 2027
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Title of 12(b) Security	6.25% Notes due 2027
Trading Symbol	HTFC
Security Exchange Name	NYSE